Note 21 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 21 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	$ 63,591	$ 73,785	$ 98,491
CHINA
Note 21 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	55,133	65,602	78,709
JAPAN
Note 21 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	4,490	4,677	6,502
TAIWAN, PROVINCE OF CHINA
Note 21 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	2,022	1,892	2,271
KOREA, REPUBLIC OF
Note 21 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	288	500	7,965
Other Countries [Member]
Note 21 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	$ 1,658	$ 1,114	$ 3,044